Segment reporting - Summary of Company's Geographical Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 2,983,747	$ 323,033	$ 792,254	$ 48,160	$ 5,746
Non-current assets	34,391,364	6,149,835	9,461,668	1,060,792	239,248
Canada
Disclosure of operating segments [line items]
Revenue	2,042,730	323,033	792,254	48,160	5,746
Non-current assets	7,872,842	2,945,214	3,395,049	$ 1,060,792	$ 239,248
United States
Disclosure of operating segments [line items]
Revenue	941,017
Non-current assets	$ 26,518,522	$ 3,204,621	$ 6,066,619